Note 11 - Right-of-Use Assets and Finance Lease Liabilities (Details Textual) - USD ($) $ in Thousands			4 Months Ended	6 Months Ended
	Jun. 19, 2017	Jul. 15, 2016	Apr. 30, 2014	Jun. 30, 2019	Jun. 30, 2018	May 31, 2019	Dec. 31, 2018
Finance Lease, Liability, Current, To Be Settled Through Term-loan Proceeds				$ 119,116			$ 0
Finance Lease, Liability, Total				322,405			339,332
Sale Leaseback Transaction, Historical Cost				452,564
Finance Lease, Right-of-Use Asset, Amortization				6,825	$ 6,825
Sale Leaseback Transaction, Accumulated Depreciation				57,488			50,663
Sale Leaseback Transaction, Net Book Value, Total				395,076			$ 401,901
Finance Lease Liability, Excluding Financing Costs				325,329
Finance Lease, Interest Expense				9,879	$ 10,854
Sale Leaseback Transactions Regarding the Vessels MSC Azov, MSC Ajaccio and MSC Amalfi [Member]
Sale Leaseback Transaction, Term			10 years
Vessel's sale and leaseback price			$ 85,572
Finance Lease, Liability, Current, To Be Settled Through Term-loan Proceeds				119,625
Finance Lease Associated with the MSC Azov [Member]
Finance Lease, Liability, Total				$ 58,471
Sale Leaseback Transactions Regarding Vessels MSC Athens and MSC Athos [Member]
Sale Leaseback Transaction, Term		7 years
Sale and Leaseback Transaction, Additional Amount						$ 12,000
Sale Leaseback Transactions Regarding the Vessels Leonidio and Kyparissia [Member]
Sale Leaseback Transaction, Term	7 years